Acquisition Strategy	6 Months Ended
May 31, 2025
Acquisition Strategy [Abstract]
ACQUISITION STRATEGY
17.	ACQUISITION STRATEGY

In August 2025, the Company signed a definitive agreement to acquire LQ Capital Limited, which holds a money lender’s license issued by the Hong Kong Special Administrative Region. Management expects that the acquisition will leverage the capital strength and diversified financing channels of the Company to expand LQ Capital’s credit capacity and enhance its lending capabilities. The acquisition will be accounted for under the purchase method of accounting, and the Company will allocate the purchase price to the fair value of the acquired assets and assumed liabilities upon closing. The integration of this business may require additional resources and could impact operating expenses in future periods.

In August 2025, the Company signed a definitive agreement to acquire Shenzhen Huiyue Technology Co., Ltd. Management expects that the acquisition will strengthen our mainland China team and create more local business opportunities in order to leverage the current strong momentum in the Hong Kong IPO market. The acquisition will be accounted for under the purchase method of accounting, and the Company will allocate the purchase price to the fair value of the acquired assets and assumed liabilities upon closing. The integration of this business may require additional resources and could impact operating expenses in future periods.